Repurchase agreements and securities lending transactions accounted for as secured borrowings	6 Months Ended
Sep. 30, 2019
Repurchase agreements and securities lending transactions accounted for as secured borrowings
19. Repurchase agreements and securities lending transactions accounted for as secured borrowings
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2019 and September 30, 2019:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
March 31, 2019
Repurchase agreements	2,596	8,537	2,403	1,104	14,640
Securities lending transactions	1,012	473	—	313	1,798

Total	3,608	9,010	2,403	1,417	16,438

September 30, 2019
Repurchase agreements	6,727	6,976	1,858	1,779	17,340
Securities lending transactions	807	660	110	280	1,857

Total	7,534	7,636	1,968	2,059	19,197

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2019 and September 30, 2019:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
March 31, 2019
Japanese government bonds and Japanese local government bonds	2,118	430
Foreign government bonds and foreign agency mortgage-backed securities	11,613	396
Commercial paper and corporate bonds	223	52
Equity securities	492	902
Other	194	18

Total (Note)	14,640	1,798

September 30, 2019
Japanese government bonds and Japanese local government bonds	3,097	471
Foreign government bonds and foreign agency mortgage-backed securities	13,272	597
Commercial paper and corporate bonds	268	52
Equity securities	495	720
Other	208	17

Total (Note)	17,340	1,857

Note:
Amounts exceeded the gross amounts recognized in Note 18 “Offsetting of financial assets and financial liabilities” by ¥1,194 billion and ¥1,336 billion, at March 31, 2019 and September 30, 2019, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off
or where uncertainty exists as to the enforceability.

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a regular basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.